Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2019	2018
	(U.S. dollars in thousands)

Cost:
Software Systems	$1411	$1,411
Vehicles	456	538
Leasehold improvements	347	347
Office furniture and equipment	122	122
Computers, electronics and related	13	13
	$2,349	$2,431
Less: accumulated depreciation and amortization	1,750	1,415
Property and equipment, net	$599	$1,016